Note 12 - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Internal Revenue Service (IRS) [Member]
Long term deferred tax assets:
U.S. federal net operating losses	$ 32,095	$ 24,136
U.S. federal research and development credit	155	110
Her Majesty's Revenue and Customs (HMRC) [Member]
Long term deferred tax assets:
U.K. net operating loss	5,217	7,800
State and Local Jurisdiction [Member]
Long term deferred tax assets:
State net operating loss (net of federal)	4,021	3,001
Long-term Deferred Tax Assets [Member]
Long term deferred tax assets:
Accrued liabilities	177	97
Other	160	78
Share options	1,251	567
Total deferred tax assets	43,076	35,789
Valuation allowance	$ (43,076)	(35,361)
Total deferred tax assets		428
Long term deferred tax liabilities:
Other assets		(428)
Total deferred tax liabilities		$ (428)